Oct. 31, 2025
Nuveen Lifecycle 2010 Fund

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 25 of the Statutory Prospectus of the Nuveen Lifecycle Funds in the “Summary information” section for the Nuveen Lifecycle 2010 Fund:

	Class I	Premier Class	Class R6	Retirement Class
Management fees[1,2]	0.39%	0.39%	0.39%	0.39%
Distribution (Rule 12b-1) fees	—	0.15%	—	—
Other expenses[1,2]	0.13%	0.05%	0.05%	0.30%
Acquired fund fees and expenses[1,3]	0.12%	0.12%	0.12%	0.12%
Total annual Fund operating expenses	0.64%	0.71%	0.56%	0.81%
Waivers and expense reimbursements[4,5]	(0.28)%	(0.28)%	(0.28)%	(0.28)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.36%	0.43%	0.28%	0.53%

[1]	Restated to reflect estimate for the current fiscal year.
[2]	Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.
[3]	“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.
[4]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees. Advisors has also agreed to reimburse the Fund for 0.080% of the Total annual Fund operating expenses of each of its share classes that are originally attributable to Class W shares of the Underlying Funds of the Trust. This expense reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.
[5]	Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.066% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

The following hereby replaces in its entirety the table in the “Example” sub-section in the “Fees and expenses” section on page 26 of the Statutory Prospectus of the Nuveen Lifecycle Funds in the “Summary information” section for the Nuveen Lifecycle 2010 Fund:

	Class I	Premier Class	Class R6	Retirement Class
1 year	$37	$44	$29	$54
3 years	$139	$162	$114	$193
5 years	$292	$331	$248	$386
10 years	$736	$821	$639	$941